UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 28, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Priest
Title:  Chief Operating Officer
Phone:  (212) 984-8822


Signature, Place and Date of Signing:

/s/ Michael Priest             New York, New York             November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $ 764,492
                                         (thousands)


List of Other Included Managers:  NONE



                                                 FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2          COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                              VALUE       SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (X$1000)     PRN AMT   PRN CALL  DISCRETION  MNGRS  SOLE   SHARED  NONE
ALLERGAN INC                   COM                018490102    27,474    300,000 SH          SOLE       N/A    300,000  0     0
AMARIN CORP PLC                SPONSORED ADR NEW  023111206    19,177  1,525,000 SH          SOLE       N/A  1,525,000  0     0
AMERICAN GREETINGS CORP        CL A               026375105     3,360    200,000 SH          SOLE       N/A    200,000  0     0
APPLE INC                      COM                037833100    63,375     95,000 SH          SOLE       N/A     95,000  0     0
CHARTER COMMUNICATIONS INC D   CL A NEW           16117M305    46,162    615,000 SH          SOLE       N/A    615,000  0     0
CITRIX SYS INC                 COM                177376100    38,264    500,000 SH          SOLE       N/A    500,000  0     0
COLFAX CORP                    COM                194014106    18,335    500,000 SH          SOLE       N/A    500,000  0     0
DONNELLEY R R & SONS CO        COM                257867101     1,431    135,000 SH          SOLE       N/A    135,000  0     0
EBAY INC                       COM                278642103    59,253  1,225,000 SH          SOLE       N/A  1,225,000  0     0
ELAN PLC                       ADR                284131208    10,184    950,000 SH          SOLE       N/A    950,000  0     0
EXPRESS SCRIPTS HLDG CO        COM                30219G108    28,810    460,000 SH          SOLE       N/A    460,000  0     0
FACEBOOK INC                   CL A               30303M102     3,771    174,105 SH          SOLE       N/A    174,105  0     0
FIVE BELOW INC                 COM                33829M101    10,981    281,000 SH          SOLE       N/A    281,000  0     0
FRESH MKT INC                  COM                35804H106    44,947    750,000 SH          SOLE       N/A    750,000  0     0
GRIFOLS S A                    SPONSORED ADR      398438408    27,396  1,200,000 SH          SOLE       N/A  1,200,000  0     0
LIBERTY GLOBAL INC             COM SER A          530555101    70,166  1,155,000 SH          SOLE       N/A  1,155,000  0     0
LIBERTY GLOBAL INC             COM SER C          530555309    23,735    420,000 SH          SOLE       N/A    420,000  0     0
LIBERTY MEDIA CORP             LIB CAP COM A      530322106    22,898    220,000 SH          SOLE       N/A    220,000  0     0
MASTERCARD INC                 CL A               57636Q104    27,089     60,000 SH          SOLE       N/A     60,000  0     0
MILLENNIAL MEDIA INC           COM                60040N105     2,511    175,000 SH          SOLE       N/A    175,000  0     0
MONSANTO CO NEW                COM                61166W101    11,378    125,000 SH          SOLE       N/A    125,000  0     0
PITNEY BOWES INC               COM                724479100     5,528    400,000 SH          SOLE       N/A    400,000  0     0
PRICELINE COM INC              COM NEW            741503403    50,764     82,000 SH          SOLE       N/A     82,000  0     0
QUAD / GRAPHICS INC            COM CL A           747301109       594     35,000 SH          SOLE       N/A     35,000  0     0
RADIOSHACK CORP                COM                750438103     1,071    450,000 SH          SOLE       N/A    450,000  0     0
SIRIUS XM RADIO INC            COM                82967N108    22,015  8,500,000 SH          SOLE       N/A  8,500,000  0     0
ULTA SALON COSMETICS & FRAG I  COM                90384S303   108,151  1,123,000 SH          SOLE       N/A  1,123,000  0     0
VALASSIS COMMUNICATIONS INC    COM                918866104     1,753     71,000 SH          SOLE       N/A     71,000  0     0
ZILLOW INC                     CL A               98954A107    13,919    330,000 SH          SOLE       N/A    330,000  0     0




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